EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of information about share options outstanding and exercisable

Options Outstanding		Options Exercisable
Number Outstanding on		Number Exercisable on
December 31, 2022 (in thousand)	Weighted Average Remaining Contractual Life	December 31, 2022 (in thousand)	Exercise Price
	Years		USD
822	2.07	822	0.0001
589	1.17	589	0.536
272	5.45	272	0.550
1,326	6.24	1,189	1.102
4,626	5.55	444	2.5
7,635		3,316

Schedule of number and weighted average exercise prices of share options

	2022		2021
		Weighted		Weighted
	Number	Average	Number	Average
	of	Exercise	of	Exercise
	Options	Price	Options	Price
	USD		USD
Options outstanding at the beginning of year:	8,067	1.72	6,755	1.57
Changes during the year:
Granted	1,470	2.50	1,569	2.34
Exercised	236	0.42	61	1.10
Forfeited	1,666	0.22	196	1.83
Options outstanding at end of year	7,635	1.76	8,067	1.72
Options exercisable at year-end	3,316	0.87	3,471	0.70